Tax Receivable Agreement Obligation (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Tax Receivable Agreement Obligation
The following table summarizes the changes to the TRA obligation, reported as other current liabilities and Tax Receivable Agreement obligation in our consolidated balance sheets, for the year ended December 31, 2017 and the period from October 3, 2016 through December 31, 2016:

	Successor
	Year Ended December 31, 2017	Period from October 3, 2016 through December 31, 2016
TRA obligation at the beginning of the period	$596	$574
Accretion expense	82	22
Payments	(26)	—
Revaluation due to tax reform legislation	(233)	—
Changes in tax assumptions impacting timing of payments	(62)	—
TRA obligation at the end of the period	357	596
Less amounts due currently	(24)	—
Noncurrent TRA obligation at the end of the period	$333	$596